UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Item 1. Reports to Stockholders.

Board of Managers

Separate Account B

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

Anson J. Glacy, Jr., Vice President

Michael J. Velotta, Secretary and General Counsel

Margaret M. Dyer, Senior Vice President

Marla G. Friedman, Senior Vice President

John C. Lounds, Senior Vice President

J. Kevin McCarthy, Senior Vice President

Steven E. Shebik, Senior Vice President and Chief Financial Officer

James P. Zils, Treasurer

Samuel H. Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

Bruce A. Teichner, Assistant General Counsel and Secretary

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B and are not authorized for other use.

Annual Report

December 31, 2003

MESSAGE TO PARTICIPANTS:

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

VARIABLE ANNUITY CONTRACTS

This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 2003. Comparative figures that relate to Separate Account B’s activities during the year of 2003 are provided below.

The accumulation value for Separate Account B increased 36.2% for the year 2003 from $10.19 at year-end 2002 to $13.88 on December 31, 2003. During this same period the S&P 500 index increased by a yield adjusted 28.68%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2003 was 205,266 down from 211,880 at year-end 2002. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners’ equity on December 31, 2003 was $3,569,949 compared to $2,832,679 on December 31, 2002.

The stock market rebounded for the year, partially reversing the severe downturns of the previous three years. The economy appears poised to recover, the question seems to be how strong the recovery will be and whether the economic rebound will generate job growth and the continued strength in consumer spending. Enterprise spending is showing signs of picking up and should help support the economic recovery. The Federal Reserve has eased interest rates sharply during the slowdown and has recently commented that interest rates will likely remain at current levels until further signs of growth or meaningful inflation arises. We remain optimistic on America, the future of the economy, and corporate earnings. As evidenced by this year’s performance, your portfolio is positioned properly with leading companies in their respective sectors and should perform well as the economy recovers.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

Allstate Assurance Company Separate Account B

Audited Financial Statements

December 31, 2003

REPORT OF INDEPENDENT AUDITORS

Board of Managers and Contract Owners

Allstate Assurance Company

    Separate Account B

We have audited the accompanying statements of assets and liabilities of Allstate Assurance Company Separate Account B as of December 31, 2003 and 2002, including the schedule of investments as of December 31, 2003, and the related statements of operations and changes in contract owners’ equity for each of the three years in the period ended December 31, 2003, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 and 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Allstate Assurance Company Separate Account B at December 31, 2003 and 2002, the results of its operations and the changes in contract owners’ equity for each of the three years in the period ended December 31, 2003, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Chattanooga, Tennessee

January 31, 2004

STATEMENTS OF ASSETS AND LIABILITIES

Allstate Assurance Company Separate Account B

	December 31
	2003	2002
ASSETS

Common stocks—at market value (Cost: 2003 — $2,742,119; 2002 — $3,144,655)	$3,580,256	$2,916,498
Cash	9,129	8,372
Accrued dividends and interest	3,302	3,207

TOTAL ASSETS	$3,592,687	$2,928,077

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	$18,964	$92,262
Management fee and other amounts due Allstate Assurance Company	3,774	3,136

TOTAL LIABILITIES	22,738	95,398

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 2003 — 205,266.468; 2002 — 211,879.930; unit value: 2003 — $13.879698; 2002 — $10.188983)	2,849,037	2,158,841
Annuity contracts in pay-out period	720,912	673,838

TOTAL CONTRACT OWNERS’ EQUITY	$3,569,949	$2,832,679

See notes to financial statements.

STATEMENTS OF OPERATIONS

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2003	2002	2001
INVESTMENT LOSS

Income:
Dividends	$29,924	$30,475	$4,881
Interest	—	1,712	164

	29,924	32,187	45,045

Expenses — Note C:
Investment advisory services	15,670	18,672	32,588
Mortality and expense assurances	21,939	26,142	45,622

	37,609	44,814	78,210

NET INVESTMENT LOSS	(7,685)	(12,627)	(33,165)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS—NOTE A

Net realized gain (loss) from investment transactions (excluding short-term securities):
Proceeds from sales	329,928	565,130	3,075,707
Cost of investments sold	402,536	854,163	1,903,708

Net realized gain (loss)	(72,608)	(289,033)	1,171,999

Net unrealized appreciation (depreciation) of investments:
At end of year	838,137	(228,157)	1,036,762
At beginning of year	(228,157)	1,036,762	2,841,944

Increase (decrease) in net unrealized appreciation of investments	1,066,294	(1,264,919)	(1,805,182)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	993,686	(1,553,952)	(633,183)

INCREASE (DECREASE) IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$987,001	$(1,566,579)	$(666,348)

Ratio of expenses to total investment income	125.68%	139.23%	173.63%

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2003	2002	2001
BALANCE AT BEGINNING OF YEAR	$2,832,679	$4,976,436	$7,829,040

FROM INVESTMENT ACTIVITIES:

Net investment loss	(7,685)	(12,627)	(33,165)
Net realized gain (loss) on investments	(72,608)	(289,033)	1,171,999
Increase (decrease) in net unrealized appreciation of investments	1,066,294	(1,264,919)	(1,805,182)

Increase (decrease) in contract owners’ equity from investment activities	986,001	(1,566,579)	(666,348)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Net contract purchase payments (Units purchased):
2003 — 0;
2002 — 34.986;
2001 — 91.006;	—	468	1,431
Terminations and death benefits (Units terminated):
2003 — 6,613.468;
2002 — 27,359.250;
2001 — 123,561.743;	(77,393)	(336,045)	(1,862,933)
Variable annuity benefits paid (Number of units):
2003 — 14,193.966;
2002 — 19,980.281;
2001 — 21,146.840;	(171,338)	(241,601)	(324,754)

Decrease in contract owners’ equity from variable annuity contract transactions	(248,731)	(577,178)	(2,186,256)

NET INCREASE (DECREASE) IN CONTRACT OWNERS’ EQUITY	737,270	(2,143,757)	(2,852,604)

BALANCE AT END OF YEAR	$3,569,949	$2,832,679	$4,976,436

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Allstate Assurance Company Separate Account B

December 31, 2003

	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (15.1%)

Allied Waste Industries, Inc. *	8,000	$111,040
Corning, Inc. *	3,000	31,290
General Electric Company	3,400	105,332
Textron, Inc.	1,900	108,414
Tyco International, Ltd.	4,100	108,650
Waste Management, Inc.	2,500	74,000

		538,726

CONSUMER GOODS (15.9%)

Lear Corporation	2,000	122,660
Lowe’s Companies, Inc.	2,300	127,397
Masco Corporation	3,000	82,230
Newell Rubbermaid, Inc.	2,500	56,925
Office Depot, Inc. *	4,600	76,866
PepsiCo, Inc.	1,300	60,606
Staples, Inc. *	1,500	40,950

		567,634

CONSUMER SERVICES (20.1%)

Cendant Corporation *	5,960	132,729
Comcast Corporation, Class A *	3,600	112,608
Kroger Company *	3,000	55,530
Safeway, Inc. *	2,300	50,393
Time Warner, Inc. *	4,000	71,960
United Rentals, Inc. *	5,500	105,930
Viacom, Inc. Class B	900	39,942
Wal-Mart Stores, Inc.	1,600	84,880
Walt Disney Company	2,700	62,991

		716,963

ENERGY (5.8%)

Grant Prideco, Inc. *	3,000	39,060
Royal Dutch Petroleum Company	500	26,195
Schlumberger, Ltd.	1,000	54,720
Weatherford International, Inc. *	2,400	86,400

		206,375

See notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2003

	Number of Shares	Market Value
COMMON STOCKS - Continued

FINANCIAL (17.9%)

Affiliated Managers Group, Inc. *	1,500	$104,385
American Express Company	2,700	130,221
American International Group, Inc.	500	33,140
Bank of America Corporation	1,000	80,430
Citigroup, Inc.	1,500	72,810
J.P. Morgan Chase and Co.	2,050	75,297
Morgan Stanley	1,000	57,870
Washington Mutual, Inc.	2,100	84,252

		638,405

HEALTH CARE (3.0%)

Eli Lilly and Company	500	35,165
Johnson & Johnson	764	39,468
Medtronic, Inc.	700	34,027

		108,660

TECHNOLOGY - HARDWARE (7.4%)

Cisco Systems, Inc. *	6,000	145,740
Intel Corporation	3,400	109,480
JDS Uniphase Corporation *	2,800	10,220

		265,440

TECHNOLOGY - SOFTWARE & SERVICES (9.9%)

First Data Corporation	2,000	82,180
Microsoft Corporation	4,200	115,668
Oracle Corporation *	4,800	63,360
Yahoo!, Inc. *	2,000	90,340

		351,548

See notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2003

	Number of Shares	Market Value
COMMON STOCKS - Continued

TELECOMMUNICATIONS (5.2%)

Sanmina-SCI Corporation *	7,496	$94,525
Sprint Corporation PCS Group *	3,000	16,860
Vodafone Airtouch, PLC - ADR	3,000	75,120

		186,505

TOTAL COMMON STOCK (100.3%)		3,580,256

TOTAL INVESTMENTS (100.3%)		3,580,256

CASH AND RECEIVABLES LESS LIABILITIES (-0.3%)		(10,307)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$3,569,949

*    Non-income producing security

ADR – American Depository Receipt

See notes to financial statements.

SUPPLEMENTARY INFORMATION

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	2003	2002	2001	2000	1999
Investment income	$0.11	$0.11	$0.11	$0.12	$0.12
Expenses	0.14	0.15	0.19	0.22	0.20

Net investment loss	(0.03)	(0.04)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	3.72	(5.07)	(1.28)	(2.42)	4.07

Net increase (decrease) in contract owners’ equity	3.69	(5.11)	(1.36)	(2.52)	3.99
Net contract owners’ equity:
Beginning of year	10.19	15.30	16.66	19.18	15.19

End of year	$13.88	$10.19	$15.30	$16.66	$19.18

Ratio of expenses to average contract owners’ equity	1.21%	1.19%	1.21%	1.20%	1.22%
Ratio of net investment loss to average contract owners’ equity	(0.25)%	(0.34)%	(0.51)%	(0.55)%	(0.51)%
Portfolio turnover	0%	1%	12%	1%	14%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	205,266	211,880	238,382	361,853	609,502

See notes to financial statements.

SUPPLEMENTARY INFORMATION - Continued

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	1998	1997	1996	1995	1994
Investment income	$0.10	$0.10	$0.11	$0.13	$0.15
Expenses	0.14	0.12	0.09	0.07	0.07

Net investment income (loss)	(0.04)	(0.02)	0.02	0.06	0.08
Net realized and unrealized gain (loss) on investments	3.85	2.96	1.51	1.44	(0.32)

Net increase (decrease) in contract owners’ equity	3.81	2.94	1.53	1.50	(0.24)
Net contract owners’ equity:
Beginning of year	11.38	8.44	6.91	5.41	5.65

End of year	$15.19	$11.38	$8.44	$6.91	$5.41

Ratio of expenses to average contract owners’ equity	1.07%	1.16%	1.20%	1.21%	1.21%
Ratio of net investment income (loss) to average contract owners’ equity	(0.30)%	(0.16)%	0.30%	0.89%	1.72%
Portfolio turnover	11%	25%	28%	101%	70%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	1,043,607	1,310,831	1,538,926	1,767,394	2,097,793

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

December 31, 2003

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to, or charged to, contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,217,755 and gross unrealized losses of $379,618 at December 31, 2003. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years ended December 31, 2003 is shown below.

	Year Ended December 31
	2003	2002	2001
Cost of investments purchased	$—	$40,931	$1,612,904
Less: Short-term securities	—	—	803,723

	$—	$40,931	$809,181

Proceeds from investments sold	$329,928	$565,130	$3,879,430
Less: Short-term securities	—	—	803,723

	$329,928	$565,130	$3,075,707

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2003

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value
December 1968	1.036279
December 1969	1.080379
December 1970	1.030039
December 1971	1.178612
December 1972	1.403795
December 1973	1.126624
December 1974	0.863269
December 1975	1.022844
December 1976	1.156853
December 1977	1.064425
December 1978	1.094150
December 1979	1.219189
December 1980	1.555258
December 1981	1.473246
December 1982	1.812441
December 1983	2.132092
December 1984	2.029912
December 1985	2.480050
December 1986	2.743444
December 1987	2.734169
December 1988	3.087892
December 1989	3.812606
December 1990	3.736441
December 1991	5.036212
December 1992	5.028547
December 1993	5.646864
December 1994	5.410722
March 1995	5.656995
June	6.194660
September	6.505252
December	6.908158
March 1996	7.309625
June	7.593667
September	7.851947
December	8.435567
March 1997	8.468896
June	10.238554
September	11.146167
December	11.384926
March 1998	12.975484
June	13.465013
September	11.758633
December	15.192155
March 1999	15.889579
June	17.218781
September	15.844714
December	19.180992
March 2000	19.749348
June	19.048870
September	17.707495
December	16.659801
March 2001	14.835643
June	16.233254
September	13.226137
December	15.297123
March 2002	14.625826
June	12.053638
September	9.364676
December	10.188983
January 2003	9.966155
February	9.863378
March	9.728625
April	10.720323
May	11.505432
June	11.721042
July	12.159725
August	12.616201
September	12.329500
October	13.069036
November	13.291820
December	13.879698

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1994, on the last valuation day of each quarter from March 1995 through December 2002, and on the last valuation day of each month beginning January 2003. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2. Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The Separate Account has assets of under $4 million. It has an audit committee, but does not have an audit committee financial expert. The Audit Committee of the Separate Account consists of independent directors that control  2/3 of the Board. The Committee receives quarterly reports on the transactions in the Separate Account. Because of the nature of the Separate Account’s business there are no sensitive accounting statements used in preparation of the financial statements of the Separate Account.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

The members of the Audit Committee are Henry E. Blaine and H. Grant Law, Jr. Each member of the Audit Committee is “independent” as determined under Rule 10A-3 of the Securities Exchange Act of 1934.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 10. Exhibits.

The following exhibits are attached to this Form N-CSR:

(a) Code of Ethics that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(b) Certification filed pursuant to Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(c) Certification furnished pursuant Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2004.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2004.